Capitalization - Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Shares Authorized	0	14,899	14,899
Shares Outstanding	0	14,647	14,647
Net Carrying Value		$ 99,182	$ 92,740
Liquidation Preference	$ 0	$ 87,448	$ 87,448
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		8,238	8,238
Shares Outstanding		7,986	7,986
Price per Share		$ 2.1850	$ 2.1850
Net Carrying Value		$ 30,043	$ 23,601
Liquidation Preference		$ 17,448	$ 17,448
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		3,002	3,002
Shares Outstanding		3,002	3,002
Price per Share		$ 6.6630	$ 6.6630
Net Carrying Value		$ 19,914	$ 19,914
Liquidation Preference		$ 20,000	$ 20,000
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		3,659	3,659
Shares Outstanding		3,659	3,659
Price per Share		$ 13.6632	$ 13.6632
Net Carrying Value		$ 49,225	$ 49,225
Liquidation Preference		$ 50,000	$ 50,000